THE HARTFORD GROWTH OPPORTUNITIES FUND (Prospectus Summary): | THE HARTFORD GROWTH OPPORTUNITIES FUND
THE HARTFORD GROWTH OPPORTUNITIES FUND

SUPPLEMENT
DATED AUGUST 10, 2011 TO
THE HARTFORD GROWTH OPPORTUNITIES FUND
(A SERIES OF THE HARTFORD MUTUAL FUNDS II, INC.)
PROSPECTUS DATED MARCH 1, 2011, AS LAST AMENDED JUNE 1, 2011
AND SUMMARY PROSPECTUS DATED MARCH 1, 2011, AS LAST AMENDED MAY 6, 2011

Effective August 5, 2011, under the heading “Your Expenses” footnote (2) to the Annual Operating Fund Expenses table is deleted and replaced with the following:

 (2)                     Hartford Investment Financial Services, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  1.21% (Class A), 1.96% (Class B), 1.96% (Class C), 0.96% (Class I),

 1.45% (Class R3), 1.15% (Class R4), 0.85% (Class R5) and 0.85% (Class Y).  In addition, Hartford Administrative Services

 Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over

 0.30% of the average daily net assets per fiscal year for all classes.  The contractual arrangements with respect to Class A, Class B,

 Class C and Class I will remain in effect until February 28, 2013.  The other contractual arrangements will remain in effect until

 February 28, 2013 and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.